Institutional Class Z [Member] Expense Example - Institutional Z - Harding Loevner Global Equity Portfolio - Institutional Class Z	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 78
Expense Example, with Redemption, 3 Years	249
Expense Example, with Redemption, 5 Years	436
Expense Example, with Redemption, 10 Years	$ 975